Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated June 29, 2021 and SAI dated June 29, 2021 (as revised January 5, 2022):
iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB)
iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB)
iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB)
iShares Broad USD Investment Grade Corporate Bond ETF (USIG)
iShares Core 5‑10 Year USD Bond ETF (IMTB)
iShares Core 10+ Year USD Bond ETF (ILTB)
Prospectus and Summary Prospectus, each dated July 30, 2021 and SAI dated July 30, 2021 (as revised January 26, 2022):
iShares Asia 50 ETF (AIA)
iShares Emerging Markets Infrastructure ETF (EMIF)
iShares International Dividend Growth ETF (IGRO)
Prospectus, Summary Prospectus and SAI, each dated September 1, 2021:
iShares Emerging Markets Dividend ETF (DVYE)
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Aggressive Allocation ETF (AOA)
iShares Core Conservative Allocation ETF (AOK)
iShares Core Growth Allocation ETF (AOR)
iShares Core Moderate Allocation ETF (AOM)
iShares ESG Aware Conservative Allocation ETF (EAOK)
iShares ESG Aware Aggressive Allocation ETF (EAOA)
iShares ESG Aware Growth Allocation ETF (EAOR)
iShares ESG Aware Moderate Allocation ETF (EAOM)
iShares Morningstar Multi-Asset Income ETF (IYLD)
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX)
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares Core MSCI Total International Stock ETF (IXUS)
iShares MSCI ACWI ETF (ACWI)
iShares MSCI ACWI ex U.S. ETF (ACWX)
iShares MSCI ACWI Low Carbon Target ETF (CRBN)
iShares MSCI Global Multifactor ETF (ACWF)
Prospectus, Summary Prospectus and SAI each dated March 1, 2021 (as revised December 1, 2021):
Shares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)
Prospectus and Summary Prospectus, each dated March 1, 2021 and SAI dated March 1, 2021 (as revised October 29, 2021):
iShares J.P. Morgan EM Corporate Bond ETF (CEMB)
Prospectus and Summary Prospectus, each dated March 1, 2021 (as revised July 1, 2021) and SAI dated March 1, 2021 (as revised January 5, 2021):
iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)
Prospectus and Summary Prospectus, each dated March 1, 2021 (as revised July 1, 2021) and SAI dated March 1, 2021 (as revised October 29, 2021):
iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021 (as revised January 5, 2022):
iShares Currency Hedged MSCI Emerging Markets ETF (HEEM)
Prospectus and Summary Prospectus, each dated December 30, 2021 and SAI dated December 30, 2021 (as revised February 7, 2022)
iShares MSCI United Kingdom Small‑Cap ETF (EWUS)
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares Core MSCI Emerging Markets ETF (IEMG)
iShares ESG Advanced MSCI EM ETF (EMXF)
iShares ESG MSCI EM Leaders ETF (LDEM)
iShares MSCI BRIC ETF (BKF)
iShares MSCI Emerging Markets ETF (EEM)
iShares MSCI Emerging Markets ex China ETF (EMXC)
iShares MSCI Emerging Markets Multifactor ETF (EMGF)
iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)
iShares MSCI Emerging Markets Small‑Cap ETF (EEMS)
iShares MSCI Global Energy Producers ETF (FILL)
iShares MSCI Global Gold Miners ETF (RING)
iShares MSCI Global Metals & Mining Producers ETF (PICK)
iShares MSCI Global Min Vol Factor ETF (ACWV)
iShares MSCI Global Silver and Metals Miners ETF (SLVP)
iShares MSCI Russia ETF (ERUS)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated September 1, 2021:
iShares Emerging Markets Dividend ETF (DVYE)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares J.P. Morgan EM Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated March 1, 2021 and SAI dated March 1, 2021 (as revised October 29, 2021):
iShares J.P. Morgan EM Corporate Bond ETF (CEMB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares J.P. Morgan EM Local Currency Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated March 1, 2021 (as revised July 1, 2021) and SAI dated March 1, 2021 (as revised October 29, 2021):
iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Currency Hedged MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021 (as revised January 5, 2022):
iShares Currency Hedged MSCI Emerging Markets ETF (HEEM)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Core MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares Core MSCI Emerging Markets ETF (IEMG)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI BRIC ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI BRIC ETF (BKF)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets ETF (EEM)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ex China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets ex China ETF (EMXC)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets Multifactor ETF (EMGF)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Emerging Markets Small‑Cap ETF (EEMS)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Energy Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Energy Producers ETF (FILL)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Gold Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Gold Miners ETF (RING)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Metals & Mining Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Metals & Mining Producers ETF (PICK)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Min Vol Factor ETF (ACWV)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Silver and Metals Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Global Silver and Metals Miners ETF (SLVP)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Russia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares MSCI Russia ETF (ERUS)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares 10+ Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated June 29, 2021 and SAI dated June 29, 2021 (as revised January 5, 2022):
iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares 1-5 Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated June 29, 2021 and SAI dated June 29, 2021 (as revised January 5, 2022):
iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares 5-10 Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated June 29, 2021 and SAI dated June 29, 2021 (as revised January 5, 2022):
iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Broad USD Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated June 29, 2021 and SAI dated June 29, 2021 (as revised January 5, 2022):
iShares Broad USD Investment Grade Corporate Bond ETF (USIG)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core 5-10 Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated June 29, 2021 and SAI dated June 29, 2021 (as revised January 5, 2022):
iShares Core 5‑10 Year USD Bond ETF (IMTB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core 10+ Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated June 29, 2021 and SAI dated June 29, 2021 (as revised January 5, 2022):
iShares Core 10+ Year USD Bond ETF (ILTB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Asia 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated July 30, 2021 and SAI dated July 30, 2021 (as revised January 26, 2022):
iShares Asia 50 ETF (AIA)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Emerging Markets Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated July 30, 2021 and SAI dated July 30, 2021 (as revised January 26, 2022):
iShares Emerging Markets Infrastructure ETF (EMIF)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated July 30, 2021 and SAI dated July 30, 2021 (as revised January 26, 2022):
iShares International Dividend Growth ETF (IGRO)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Aggressive Allocation ETF (AOA)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Conservative Allocation ETF (AOK)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Growth Allocation ETF (AOR)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Core Moderate Allocation ETF (AOM)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Conservative Allocation ETF (EAOK)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Aggressive Allocation ETF (EAOA)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Growth Allocation ETF (EAOR)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares ESG Aware Moderate Allocation ETF (EAOM)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Multi-Asset Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Morningstar Multi-Asset Income ETF (IYLD)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Currency Hedged MSCI ACWI ex U.S. ETF (HAWX)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares Core MSCI Total International Stock ETF (IXUS)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI ACWI ETF (ACWI)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI ACWI ex U.S. ETF (ACWX)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI Low Carbon Target ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI ACWI Low Carbon Target ETF (CRBN)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Global Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated December 1, 2021 and SAI dated December 1, 2021 (as revised December 20, 2021):
iShares MSCI Global Multifactor ETF (ACWF)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares J.P. Morgan USD Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated March 1, 2021 (as revised July 1, 2021) and SAI dated March 1, 2021 (as revised January 5, 2021):
iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI United Kingdom Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus and Summary Prospectus, each dated December 30, 2021 and SAI dated December 30, 2021 (as revised February 7, 2022)
iShares MSCI United Kingdom Small‑Cap ETF (EWUS)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Advanced MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG Advanced MSCI EM ETF (EMXF)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG MSCI EM Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI, each dated December 30, 2021:
iShares ESG MSCI EM Leaders ETF (LDEM)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Interest Rate Hedged Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated March 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A and Appendix B
(each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, is amended as follows:
The paragraph entitled “Risk of Investing in Russia” in the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Appendix A
Prospectus, Summary Prospectus and SAI each dated March 1, 2021 (as revised December 1, 2021):
Shares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.